Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net operating losses	$ 153.5	$ 114.5
Excess of tax basis over book basis of property, plant and equipment	39.3	36.8
Other	11.5	20.5
Deferred tax asset	204.3	171.8
Less: valuation allowance	(164.7)	(130.4)
Net deferred tax assets	39.6	41.4
Deferred tax liabilities
Deferred tax liabilities	(21.0)	(22.1)
Net deferred tax asset	$ 18.6	$ 19.3